UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4074

General New York Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Bond Fund, Inc.
July 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.1%	Rate (%)	Date	Amount ($)	Value ($)

New York--90.4%
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Revenue (Insured; MBIA)	5.00	9/1/16	3,000,000	3,207,930
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/20	1,000,000	1,033,400
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/30	2,000,000	2,059,040
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC)	5.00	2/15/47	2,000,000	2,064,300
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	1,370,000	1,396,592
Jefferson County Industrial
Development Agency, SWDR
(International Paper Company
Project)	5.20	12/1/20	2,000,000	2,007,660
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/35	3,000,000	3,100,530
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/19	1,375,000	1,458,119
Metropolitan Transportation
Authority, Revenue (Insured;
AMBAC)	5.50	11/15/18	4,000,000	4,290,120
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,220,000 a	1,287,405
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	2,780,000 a	2,949,441
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	4,000,000	4,098,560
New York City	5.50	6/1/13	1,450,000 a	1,578,354
New York City	5.00	11/1/19	3,000,000	3,139,890
New York City	5.38	12/1/20	1,000,000	1,046,860
New York City	5.50	8/1/21	2,500,000	2,679,000

New York City	5.00	8/1/22	2,000,000	2,086,360
New York City	5.50	6/1/23	150,000	160,107
New York City	5.25	8/15/24	4,000,000	4,237,320
New York City	5.00	4/1/30	3,500,000	3,612,875
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; FGIC)	5.00	7/1/25	1,200,000	1,250,496
New York City Housing Development
Corporation, MFHR
(Collateralized: FHA and GNMA)	5.25	11/1/30	3,500,000	3,625,335
New York City Industrial
Development Agency, Civic
Facility Revenue (College of
Aeronautics Project)	5.50	5/1/08	1,600,000 a	1,652,896
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	1,000,000	1,002,490
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	3,500,000	3,598,315
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	2,000,000	2,098,300
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/46	3,000,000	3,091,920
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	1,000,000	1,141,710
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,500,000	1,799,280
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. Project)	6.90	8/1/24	1,000,000	1,001,910
New York City Industrial
Development Agency, Special
Facility Revenue (JetBlue
Airways Corporation Project)	5.00	5/15/20	500,000	475,010

New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/18	1,000,000	1,071,550
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/24	3,000,000	3,199,470
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,147,300
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
FGIC)	5.75	6/15/09	2,000,000 a	2,093,460
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/36	2,000,000	2,083,320
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	5/15/10	2,240,000 a	2,396,643
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/22	4,000,000	4,215,200
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	2,360,000	2,471,062
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	2,500,000	2,658,525
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	1,500,000	1,550,370
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	3,000,000	3,030,450
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,033,620
New York State Dormitory
Authority, Insured Revenue
(Manhattan College) (Insured;
Radian)	5.50	7/1/16	2,000,000	2,122,200
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	2,000,000	2,091,440
New York State Dormitory

Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,475,000 a	1,570,093
New York State Dormitory
Authority, Revenue (Columbia
University)	5.13	7/1/21	3,630,000	3,802,243
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	2,000,000	2,095,920
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	2,500,000	2,738,625
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.75	7/1/18	2,500,000	2,781,275
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	2,000,000	2,106,360
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,290,000	1,437,137
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	3,000,000	3,159,750
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	2,500,000	2,601,125
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	1,500,000	1,550,640
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	845,000	867,967
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,475,000	1,589,696
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	2,000,000	2,019,380
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	500,000	504,355
New York State Dormitory
Authority, Revenue (New York

Methodist Hospital)	5.25	7/1/33	2,000,000	2,075,600
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,099,569
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	3,000,000	3,118,110
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	2,060,000	2,310,908
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	4,000,000	4,098,240
New York State Dormitory
Authority, Secured Hospital
Revenue (New York Downtown
Hospital) (Insured; MBIA)	5.30	2/15/20	2,500,000	2,556,400
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,825,000	1,885,772
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 a	1,079,590
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/23	2,500,000	2,641,650
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The
Brooklyn Union Gas Company
Project)	6.37	4/1/20	5,000,000	5,171,300
New York State Housing Finance
Agency, MFHR (Kensico Terrace
Apartments) (Collateralized;
SONYMA)	4.95	2/15/38	1,000,000	986,790
New York State Housing Finance
Agency, Revenue (Fairway Manor
Apartments and LooseStrife
Fields Apartments)
(Collateralized; FHA)	6.75	11/15/36	20,000	20,268
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	2,030,240
New York State Power Authority,
Revenue	5.00	11/15/20	1,500,000	1,563,870
New York State Thruway Authority,
Highway and Bridge Trust Fund
(Insured; FGIC)	5.50	4/1/11	1,225,000 a	1,309,941
New York State Thruway Authority,

Local Highway and Bridge
Service Contract Bonds	5.75	4/1/09	2,000,000 a	2,086,860
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	3,000,000	3,153,570
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	4,500,000 b,c	4,754,700
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	3,000,000	3,204,930
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured;
FSA)	5.50	1/1/14	3,000,000	3,210,300
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC)	5.50	3/15/13	3,000,000 a	3,257,580
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.65	8/1/20	25,000	25,649
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Company LLC
Project) (Guaranteed; SONYMA)	5.75	2/1/32	1,535,000	1,579,147
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.63	11/15/14	2,000,000	2,062,360
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	1,500,000	1,548,270
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; FSA)	6.00	5/15/15	2,260,000	2,459,739
Onondaga County Industrial
Development Agency, Sewage
Facilities Revenue
(Bristol-Meyers Squibb Company
Project)	5.75	3/1/24	4,000,000	4,418,840
Orange County Industrial
Development Agency, Life Care

Community Revenue (Glenn Arden
Inc. Project)	5.63	1/1/18	1,000,000	1,012,800
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/23	3,000,000	3,124,800
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/13	5,000,000	5,588,050
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	1,000,000	1,037,160
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	1,000,000	1,034,320
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000	2,368,390
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jeffersons Ferry
Project)	5.00	11/1/28	1,000,000	990,240
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/18	1,000,000	1,060,540
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/21	3,000,000	3,200,550
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	2,000,000 a	2,270,360
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; MBIA)	5.00	11/15/32	3,000,000	3,098,940
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	1,971,540
U.S. Related--6.7%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,695,000 a	2,862,872
Guam Waterworks Authority,
Water and Wastewater System

Revenue	5.88	7/1/35	1,000,000	1,058,920
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/30	3,000,000	3,151,260
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	3,000,000 a	3,183,000
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.75	7/1/10	2,420,000 a	2,573,138
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	1,500,000	1,524,000
Virgin Islands Public Finance
Authority, Refinery Facilities
Senior Secured Revenue
(HOVENSA Refinery)	4.70	7/1/22	1,500,000	1,452,870
Virgin Islands Water and Power
Authority, Electric System
Subordinated Revenue	5.00	7/1/26	700,000	703,780
Total Long-Term Municipal Investments
(cost $233,490,097)				240,198,424
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.0%	Rate (%)	Date	Amount ($)	Value ($)

New York--2.2%
New York City
(LOC; Bank of America)	3.61	8/1/07	4,500,000 d	4,500,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; DEPFA
Bank PLC)	3.59	8/1/07	700,000 d	700,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	3.60	8/1/07	100,000 d	100,000
U.S. Related--.8%
Government Development Bank of
Puerto Rico, CP	4.25	8/6/07	2,000,000	2,000,060
Total Short-Term Municipal Investments
(cost $7,300,000)				7,300,060
Total Investments (cost $240,790,097)			100.1%	247,498,484
Liabilities, Less Cash and Receivables			(.1%)	(177,835)
Net Assets			100.0%	247,320,649

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, this security amounted to $4,754,700 or 1.9% of net assets.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)